Note 11 - Borrowings - Federal Home Loan Bank Short-term Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Average balance outstanding	$ 31,505	$ 10,405
Maximum amount outstanding at any month- end during the period	93,200	26,000
Federal Home Loan Bank short-term borrowings	$ 93,200	$ 26,000
Average interest rate during the period	2.34%	0.30%
Weighted average interest rate at end of period	4.45%	0.28%
Federal Reserve Bank Advances [Member]
Short-term debt, average balance outstanding	$ 583	$ 0
Short-term debt, maximum amount outstanding at any month- end during the period	7,000	0
Short-term debt, balance outstanding at end of period, balance outstanding at end of period	$ 7,000	$ 0
Short-term debt, average interest rate during the period	1.65%	0.00%
Short-term debt, weighted average interest rate at end of period	4.50%	0.00%
Line of Credit [Member]
Short-term debt, average balance outstanding	$ 1,601	$ 1,300
Short-term debt, maximum amount outstanding at any month- end during the period	5,489	6,986
Short-term debt, balance outstanding at end of period, balance outstanding at end of period	$ 5,489	$ 0
Short-term debt, average interest rate during the period	6.68%	12.46%
Short-term debt, weighted average interest rate at end of period	7.11%	0.00%